Operating Revenues - Additional Information (Details) $ in Thousands	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated	57
Number of operated vessels, excluding Unigas Pool	49	47
Number of vessels within Unigas Pool	8
Accounts receivable | $	$ 34,808	$ 29,037
Time charters
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated	29	32
Accrued income | $	$ 1,500	$ 700
Deferred income | $	$ 27,200	$ 24,500
Time Charters, Expiring within One Year
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated	19	23
Time Charters, Expiring within Three Years
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated	7	9
Time Charters, Expiring within Five Years
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated	3
Voyage charters
Disaggregation of Revenue [Line Items]
Accrued income | $	$ 3,200	$ 5,100
Accounts receivable | $	14,100	19,500	$ 18,300
Costs incurred to fulfill a contract | $	$ 900	$ 2,500